Income Taxes - Schedule of Deferred Income Tax (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($) [1]	Jan. 01, 2015 MXN ($)
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	$ (9,720)	$ (1,016)	$ (2,063)		$ (2,635)
Deferred tax asset	(15,853)	(12,053)		$ (807)
Deferred tax liability	6,133	11,037		$ 312
Deferred income tax related to consolidated statement of income	(8,194)	(5,589)	(1,264)
Deferred tax income net recorded in share of the profit of associates and joint ventures accounted for using the equity method	(24)	(71)	(683)
Deferred tax income, net	(8,218)	(5,660)	(1,947)
Allowance for doubtful accounts [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(152)	(172)
Deferred income tax related to consolidated statement of income	16	(17)	93
Inventory [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(151)	(112)
Deferred income tax related to consolidated statement of income	(1)	(151)	(14)
Other current assets [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	101	64
Deferred income tax related to consolidated statement of income	34	(80)	21
Property, plant and equipment [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(2,733)	(471)
Deferred income tax related to consolidated statement of income	(2,537)	670	(314)
Investments in associates and joint ventures [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(6,989)	(1,227)
Deferred income tax related to consolidated statement of income	(5,094)	75	684
Other assets [member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	254	257
Deferred income tax related to consolidated statement of income	(155)	234	(52)
Finite useful lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	894	201
Deferred income tax related to consolidated statement of income	207	(1,506)	201
Indefinite lived intangible assets [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	9,957	9,376
Deferred income tax related to consolidated statement of income	968	7,391	84
Post-employment and other long-term employee benefits [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(965)	(692)
Deferred income tax related to consolidated statement of income	(217)	(34)	86
Derivative financial instruments [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	84	255
Deferred income tax related to consolidated statement of income	(171)	128	165
Provisions [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(3,500)	(2,956)
Deferred income tax related to consolidated statement of income	(557)	(411)	(8)
Temporary non-deductible provision [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(222)	(3,450)
Deferred income tax related to consolidated statement of income	(144)	(9,118)	735
Employee profit sharing payable [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(351)	(340)
Deferred income tax related to consolidated statement of income	(11)	(29)	(43)
Tax loss carry forwards [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(10,218)	(8,889)
Deferred income tax related to consolidated statement of income	(823)	(1,693)	(2,789)
Tax credits to recover [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(2,308)	(1,150)
Deferred income tax related to consolidated statement of income	(705)	(1,150)
Cumulative other comprehensive income [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	239	537
Deferred income tax related to consolidated statement of income	(224)
Exchange differences on translation of foreign operations and associates [member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	7,168	7,694
Other liabilities [Member]
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of financial position	(828)	59
Deferred income tax related to consolidated statement of income	$ 1,220	$ 102	$ (113)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3